Deferred tax assets and liabilities (Details 4) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Deferred tax assets and liabilities [Abstract]
Profit before income taxes	₨ 352,039	₨ 1,021,021	₨ 1,848,206
Enacted tax rates in India	25.17%	25.17%	25.17%
Computed expected tax expense / (benefit)	₨ 88,608	₨ 256,991	₨ 465,193
Effect of:
Share based payment expense not deductible for tax purposes	0	0	0
Recognition of previously unrecognised deferred tax asset on temporary differences	(1,735)	(42,500)	(37,923)
Difference on account differential tax rates in different jurisdictions	(22,852)	18,519	23,917
Effect of Unrecognised business loss including reversal of previously recognised DTA on business loss	157,100	105,500	0
Recognition of previously unrecognized tax losses	0	0	0
Difference on account of differential tax rates in different companies	0	0	0
Effect of expenses that are not deductible in determining taxable profit	26,963	1,700	7,224
Unrecognized temporary differences	0	0	0
Utilisation of previously unrecognised temporary differences	0	0	14,875
Effect of rate difference in opening and closing deferred tax	0	0	(718)
Permanent difference on account of coupon charges on CCDs	(30,205)	43	1
Others	(34,779)	6,246	(10,920)
Reversal of previously recognised temporary differences	0	0	128,612
Tax expense (income), continuing operations	₨ 183,100	₨ 346,499	₨ 590,261